Summary of Significant Accounting Policies (Details Narrative) (10-K)		3 Months Ended		9 Months Ended		12 Months Ended
	May 16, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Lots	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate								28.880
Gain on foreign currency translation		$ 14,826	$ 74,179	$ 35,316	$ 106,513	$ 101,732	$ 187,660
Bad debt expense				(13,079)		126,157	(163,613)
Write-offs of accounts receivable						516	422
Inventory write down					111,327	193,564
Impairment of real estate lots held for sale
Cash, FDIC insured amount		250,000		250,000		250,000
Cash and cash equivalent, uninsured amount		961,100		961,100		29,027	48,929
Impairments of long-lived assets
Revenues		60,228	$ 231,231	474,546	$ 940,459	1,284,437	3,099,608
Revenue from sale of real estate
ROU assets						361,020
Lease liabilities						361,020
Advertising costs						319,919	156,006
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		43,285		43,285		61,449	$ 43,165
Real Estate Lot Sales [Member]
Property, Plant and Equipment [Line Items]
Number of sale of lots | Lots							25
Revenues							$ 1,468,000
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		$ 845,634		$ 845,634		838,471	$ 995,327
Obsolete and Excess Inventory [Member]
Property, Plant and Equipment [Line Items]
Inventory write down						$ 193,564
International Practices Task Force [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate	100.00%
Gaucho Group, Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership interest		21.00%		21.00%		21.00%